SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS (Details)	3 Months Ended
Mar. 31, 2026 shares Segments
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	61,911
Number of RSUs outstanding, Ending of the period	60,715
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	188,100
Number of RSUs,Vested | Segments	(216,738)
Number of RSUs,Issued	450,964
Number of RSUs ,Forfeited | Segments	(9,175)
Number of RSUs outstanding, Ending of the period	413,151